SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES IN FOREIGN CURRENCIES (Details)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 EUR (€)
IfrsStatementLineItems [Line Items]
Financial assets		$ 11,744,582				$ 20,904,138
Financial liabilities		652,526				204,038
Cash at Bank / on Hand [Member]
IfrsStatementLineItems [Line Items]
Financial assets	$ 3,299,787	$ 11,731,325	$ 3,318	€ 199,758	$ 7,868,978	$ 20,902,282		€ 36,787
Trade and Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets	606,075			16,033	31,908
Trade and Other Payables [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	$ (412,511)		$ (1,652)	€ (46,790)	$ (27,001)		$ (1,236)